EXHIBIT 99.3

John Deere Owner Trust 2012-B

Servicer’s Certificate

$321,000,000 Class A-1 0.26701% Asset Backed Notes due September 16, 2013

$310,000,000 Class A-2 0.43% Asset Backed Notes due February 17, 2015

$300,000,000 Class A-3 0.53% Asset Backed Notes due July 15, 2016

$99,778,000 Class A-4 0.69% Asset Backed Notes due January 15, 2019

$31,879,975 Asset Backed Certificates

Scheduled Payment Date (30/360)				15-Oct-15
Actual Payment Date (A/360)				15-Oct-15
Collection Period Begin Date				31-Aug-15
Collection Period End Date				27-Sep-15
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				30

(1)	Total Distribution Amount:			$8,448,640.49
	(a)	Total cash receipts during the month:		$8,331,545.25
	(b)	Administrative repurchases during the month:		$116,003.43
	(c)	Investment earnings on cash accounts:		$1,091.81
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$56,354.25
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$56,354.25
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$7,926,537.60
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	0.00%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$0.00

	(b)	(i)	Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
		(iii)	Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders’ Principal Distributable Amount:	$0.00

	(c)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
		(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$0.00

	(d)	(i)	Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$7,926,537.60
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	100.00%

		(iii) Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv) Class A-4 Noteholders’ Principal Distributable Amount:	$7,926,537.60

(5)	Noteholders’ Distributable Amount:		$7,982,891.85

(6)	Reserve Account balance:
	(a)	Beginning balance:	$13,283,225.00
	(b)	Amount of deposit from Collection Account to Reserve Account:	$358,049.65
		(i) Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
		(ii) Amount of excess to Reserve Account from Collection Account:	$358,049.65
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):	$0.00
		(i) Interest Amount included above:	$0.00
		(ii) Principal Amount included above:	$0.00
	(d)	Reserve Account Balance over the Specified Reserve Account Balance (before any distribution of excess):	$358,049.65
	(e)	Ending Balance (after giving effect to all distributions):	$13,283,225.00
	(f)	Specified Reserve Account Balance:	$13,283,225.00

(7)	Servicing Fee:		$107,598.99
	(a)	Amount of Servicing Fee earned:	$107,598.99
	(b)	Amount of Servicing Fee paid:	$107,598.99
	(c)	Amount of Servicing Fee Shortfall:	$0.00

(8)	Amount paid to Indenture Trustee:		$0.00

(9)	Amount paid to Owner Trustee:		$0.00

(10)	(a)	Certificateholders’ Principal Distributable Amount applicable to current period:	$0.00
	(b)	% of Principal Distribution Amount applicable to Certificate holders:	0.00%
	(c)	Certificateholders’ Principal Carryover Shortfall:	$0.00
	(d)	Certificateholders’ Principal Distributable Amount:	$0.00

(11)	Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii)):		$358,049.65

(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of
		the related Collection Period:	$121,040,577.42

	(b)	Note Value as of the end of the related Collection Period:	$121,960,830.35

	(c)	Number of Accounts at the end of the related Collection Period:	6,868

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i) Outstanding Principal Balance of Class A-1 Notes:	$0.00
		(ii) Class A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Balance of Class A-2 Notes:	$0.00
		(ii) Class A-2 Note Pool Factor:	0.0000000

	(c)	(i) Outstanding Principal Balance of Class A-3 Notes:	$0.00
		(ii) Class A-3 Note Pool Factor:	0.0000000

	(d)	(i) Outstanding Principal Balance of Class A-4 Notes:	$90,080,855.12
		(ii) Class A-4 Note Pool Factor:	0.9028128

	(e)	(i) Outstanding Principal Balance of Certificates:	$31,879,975.00
		(ii) Certificate Pool Factor:	1.0000000

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$88,210.63
		(ii) % of Pool Balance:	0.07%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	$(36,394.03)
	(ii)	Cumulative amount of net losses:	$1,086,010.23
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.10%

(16)	(i)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	2.43%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	7,161
	(b)	Number of loans at the end of the period:	6,868
	(c)	Weighted average remaining term on receivables:	13.82
	(d)	Prepayment amount - monthly:	$(5,149,118.86)
	(e)	Prepayment amount - life-to-date:	$102,748,428.74
	(f)	Weighted average APR of the pool assets:	3.24%
	(g)	Pool Factor:	0.11